Long-term Receivables (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Value added tax receivables	$ 1,458	$ 871
Lindero Project [member]
Disclosure of fair value measurement of assets [line items]
Value added tax receivables	$ 15,241	$ 1,223